united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant's telephone number, including area code:	631-470-2735

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Al Frank Fund

Advisor Class (VALAX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.24%

How did the Fund perform during the reporting period?

It was the usual roller-coaster ride for the U.S. equity markets in 2024 but returns for the year for Value stocks were in line with the historical norms. Given that many were concerned about the strength of the U.S. economy and its impact on corporate profits, while investors had to contend with Federal Reserve decisions on interest rates, drama on the geopolitical stage and a Presidential Election, we are happy that The Al Frank Fund returned 13.34% for 2024. This compared with a return of 13.98% for the Russell 3000 Value index. True, the grass was greener for the Russell 3000 index, which returned 23.81%, but we have long been Value investors with our financial metrics looking much more like the Value indexes. And with the major market averages trading at all-time highs, we think folks should be gravitating toward stocks that are more reasonably priced. This is especially true as we expect the economy to continue to show OK growth, corporate profits to expand and dividend payouts to rise. Of course, we have been singing this song since the launch of The Al Frank Fund more than 25 years ago in 1998, but it has never gone out of tune, for those who have a long-term time horizon. Yes, there have been some scary trips south along the way, but Value stocks have turned in terrific long-term returns, and we see no reason for this to be any different over the next quarter century.

Your fund managers continue to invest right alongside those who follow our value-oriented strategy, whether via The Prudent Speculator newsletter or as shareholders of The Al Frank Fund. After all, we have long believed in putting our money where our mouths are.

We thank you for your continued patronage!

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Al Frank Fund
Russell 3000® Index
Russell 3000® Value Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$32,604
$22,946
$22,400
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Al Frank Fund	Russell 3000® Index	Russell 3000® Value Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,391	$10,048	$9,587	$10,138
Dec-2016	$10,882	$11,327	$11,351	$11,351
Dec-2017	$12,846	$13,721	$12,848	$13,829
Dec-2018	$11,840	$13,002	$11,746	$13,223
Dec-2019	$14,892	$17,035	$14,831	$17,386
Dec-2020	$16,417	$20,593	$15,257	$20,585
Dec-2021	$20,518	$25,877	$19,128	$26,494
Dec-2022	$17,750	$20,907	$17,601	$21,696
Dec-2023	$20,246	$26,334	$19,653	$27,399
Dec-2024	$22,946	$32,604	$22,400	$34,254

Average Annual Total Returns

	1 Year	5 Years	10 Years	Since Inception
Al Frank Fund	13.34%	9.03%	8.66%	10.18%
Russell 3000® Index	23.81%	13.86%	12.55%	8.86%
Russell 3000® Value Index	13.98%	8.60%	8.40%	7.67%
S&P 500® Index	25.02%	14.53%	13.10%	8.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$67,275,101
  Number of Portfolio Holdings70
  Advisory Fee (net of waivers)$531,274
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology 22.3%
Financials 18.8%
Industrials 13.3%
Health Care 10.6%
Communication Services 7.6%
Energy 5.1%
Consumer Staples 4.8%
Consumer Discretionary 4.8%
Real Estate 3.9%
Materials 3.6%
Money Market Funds 2.4%
Technology 1.5%
Utilities 1.3%

Value	Value
Utilities	1.3%
Technology	1.5%
Money Market Funds	2.4%
Materials	3.6%
Real Estate	3.9%
Consumer Discretionary	4.8%
Consumer Staples	4.8%
Energy	5.1%
Communication Services	7.6%
Health Care	10.6%
Industrials	13.3%
Financials	18.8%
Information Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.0%
Apple, Inc.	2.8%
Capital One Financial Corporation	2.7%
Alphabet, Inc., Class C	2.5%
Microsoft Corporation	2.5%
Fidelity Government Portfolio, Class I	2.4%
Walmart, Inc.	2.1%
Goldman Sachs Group, Inc. (The)	2.1%
EOG Resources, Inc.	2.1%
Prudential Financial, Inc.	2.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Al Frank Fund - Class R (VALAX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.alfrankfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-VALAX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)    The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $14,250

2023 – $13,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $3,250

2023 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

2024
Annual Financial Statements & Additional Information

AL FRANK FUND

AL FRANK FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	COMMUNICATION SERVICES — 7.6%
	CABLE & SATELLITE - 1.1%
20,000	Comcast Corporation, Class A	$750,600

	ENTERTAINMENT CONTENT - 1.5%
9,000	Walt Disney Company (The)	1,002,150

	INTERNET MEDIA & SERVICES - 4.4%
9,000	Alphabet, Inc., Class C	1,713,960
2,100	Meta Platforms, Inc., Class A	1,229,571
		2,943,531
	TELECOMMUNICATIONS - 0.6%
11,000	Verizon Communications, Inc.	439,890

	TOTAL COMMUNICATION SERVICES (Cost $1,783,280)	5,136,171

	CONSUMER DISCRETIONARY — 4.8%
	AUTOMOTIVE - 1.8%
22,500	General Motors Company	1,198,575

	HOME & OFFICE PRODUCTS - 0.9%
5,500	Whirlpool Corporation	629,640

	RETAIL - DISCRETIONARY - 2.1%
20,000	Foot Locker, Inc.(a)	435,200
25,000	Kohl’s Corporation	351,000
25,000	Nordstrom, Inc.	603,750
		1,389,950

	TOTAL CONSUMER DISCRETIONARY (Cost $2,905,368)	3,218,165

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	CONSUMER STAPLES — 4.8%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	$554,296

	RETAIL - CONSUMER STAPLES - 3.2%
5,000	Target Corporation	675,900
16,000	Walmart, Inc.	1,445,600
		2,121,500
	WHOLESALE - CONSUMER STAPLES - 0.8%
10,750	Archer-Daniels-Midland Company	543,090

	TOTAL CONSUMER STAPLES (Cost $1,014,398)	3,218,886

	ENERGY — 5.1%
	OIL & GAS PRODUCERS - 5.1%
11,500	EOG Resources, Inc.	1,409,670
11,000	Exxon Mobil Corporation	1,183,270
16,000	TotalEnergies S.E. - ADR	872,000
	TOTAL ENERGY (Cost $2,210,935)	3,464,940

	FINANCIALS — 18.8%
	BANKING - 10.1%
30,000	Bank of America Corporation	1,318,500
32,000	Fifth Third Bancorp	1,352,960
8,500	JPMorgan Chase & Company	2,037,535
6,000	PNC Financial Services Group, Inc. (The)	1,157,100
22,000	Truist Financial Corporation	954,360
		6,820,455
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
2,500	Goldman Sachs Group, Inc. (The)	1,431,550

	INSURANCE - 3.9%
15,500	MetLife, Inc.	1,269,140

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	FINANCIALS — 18.8% (Continued)
	INSURANCE - 3.9% (Continued)
11,500	Prudential Financial, Inc.	$1,363,095
		2,632,235
	SPECIALTY FINANCE - 2.7%
10,000	Capital One Financial Corporation	1,783,200

	TOTAL FINANCIALS (Cost $4,146,651)	12,667,440

	HEALTH CARE — 10.6%
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.7%
3,000	Amgen, Inc.	781,920
18,495	Bristol-Myers Squibb Company	1,046,078
5,600	Johnson & Johnson	809,872
7,000	Merck & Company, Inc.	696,360
20,000	Pfizer, Inc.	530,600
		3,864,830
	HEALTH CARE FACILITIES & SERVICES - 1.8%
6,000	Cardinal Health, Inc.	709,620
11,000	CVS Health Corporation	493,790
1	Encompass Health Corporation	92
		1,203,502
	MEDICAL EQUIPMENT & DEVICES - 3.1%
8,500	Abbott Laboratories	961,435
7,000	Medtronic PLC	559,160
5,000	Zimmer Biomet Holdings, Inc.	528,150
		2,048,745

	TOTAL HEALTH CARE (Cost $5,152,372)	7,117,077

	INDUSTRIALS — 13.3%
	AEROSPACE & DEFENSE - 1.7%
2,300	Lockheed Martin Corporation, Class B	1,117,662

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	INDUSTRIALS — 13.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0%
12,000	ManpowerGroup, Inc.	$692,640

	DIVERSIFIED INDUSTRIALS - 1.7%
3,500	Eaton Corporation PLC	1,161,545

	MACHINERY - 3.5%
2,700	Caterpillar, Inc.	979,452
3,200	Deere & Company	1,355,840
		2,335,292
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	600,795

	TRANSPORTATION & LOGISTICS - 2.7%
3,000	FedEx Corporation	843,990
4,250	Norfolk Southern Corporation	997,475
		1,841,465
	TRANSPORTATION EQUIPMENT - 1.8%
3,500	Cummins, Inc.	1,220,100

	TOTAL INDUSTRIALS (Cost $3,538,622)	8,969,499

	INFORMATION TECHNOLOGY — 23.8%
	SEMICONDUCTORS - 4.7%
25,000	Cohu, Inc.(a)	667,500
27,515	Intel Corporation	551,676
14,000	Lam Research Corporation	1,011,220
6,000	QUALCOMM, Inc.	921,720
		3,152,116
	SOFTWARE - 4.9%
30,000	Gen Digital, Inc.	821,400
4,000	Microsoft Corporation	1,686,000
5,000	Oracle Corporation	833,200
		3,340,600

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	INFORMATION TECHNOLOGY — 23.8% (Continued)
	TECHNOLOGY HARDWARE - 12.4%
7,500	Apple, Inc.	$1,878,149
15,500	Benchmark Electronics, Inc.	703,700
18,000	Cisco Systems, Inc.	1,065,600
27,000	Corning, Inc.	1,283,040
30,000	Juniper Networks, Inc.	1,123,500
10,000	NetApp, Inc.	1,160,800
13,000	Seagate Technology Holdings PLC	1,122,030
		8,336,819
	TECHNOLOGY SERVICES - 1.8%
5,500	International Business Machines Corporation	1,209,065

	TOTAL INFORMATION TECHNOLOGY (Cost $5,151,606)	16,038,600

	MATERIALS — 3.6%
	CHEMICALS - 1.4%
4,800	Albemarle Corporation	413,184
7,500	Celanese Corporation	519,075
		932,259
	CONTAINERS & PACKAGING - 1.6%
20,500	International Paper Company	1,103,310

	METALS & MINING - 0.6%
10,000	Newmont Corporation	372,200

	TOTAL MATERIALS (Cost $1,700,247)	2,407,769

	REAL ESTATE — 3.9%
	DATA CENTER REIT - 1.5%
5,500	Digital Realty Trust, Inc.	975,315

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	REAL ESTATE — 3.9% (Continued)
	OFFICE REIT - 1.0%
7,000	Alexandria Real Estate Equities, Inc.	$682,850

	RETAIL REIT - 1.4%
40,000	Kimco Realty Corporation	937,200

	TOTAL REAL ESTATE (Cost $1,691,655)	2,595,365

	UTILITIES — 1.3%
	ELECTRIC UTILITIES - 1.3%
10,000	Pinnacle West Capital Corporation	847,700
	TOTAL UTILITIES (Cost $804,992)

	TOTAL COMMON STOCKS (Cost $30,100,126)	65,681,612

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
1,595,384	Fidelity Government Portfolio, Class I, 4.38% (Cost $1,595,384)(b)	1,595,384

	TOTAL INVESTMENTS - 100.0% (Cost $31,695,510)	$67,276,996
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(1,895)
	NET ASSETS - 100.0%	$67,275,101

ADR	- American Depositary Receipt

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investment securities:
At cost	$31,695,510
At value	$67,276,996
Dividends and interest receivable	91,203
Prepaid expenses & other assets	32,657
TOTAL ASSETS	67,400,856

LIABILITIES
Payable for Fund shares redeemed	36,200
Investment advisory fees payable	46,145
Audit fees payable	15,496
Legal fees payable	8,623
Payable to Related Parties	15,224
Accrued expenses and other liabilities	4,067
TOTAL LIABILITIES	125,755
NET ASSETS	$67,275,101

Net Assets Consist Of:
Paid in capital	$31,061,683
Accumulated earnings	36,213,418
NET ASSETS	$67,275,101

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$67,275,101
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,615,211
Net asset value (Net Assets ÷ Shares Outstanding, offering price,) and redemption price per share (a)	$25.72

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends *	$1,634,424
Interest	82,817
TOTAL INVESTMENT INCOME	1,717,241

EXPENSES
Investment advisory fees	690,299
Administration fees	57,873
Transfer agent fees	38,255
Shareholder reporting expense	33,637
Legal fees	32,038
Fund accounting fees	31,763
Trustees’ fees	28,652
Registration fees	27,967
Third party administrative servicing fees	24,291
Compliance officer fees	24,183
Audit fees	17,002
Insurance expense	4,120
Custody fees	3,407
Other expenses	1,512
TOTAL EXPENSES	1,014,999
Less: Fees waived by the Adviser	(159,025)

NET EXPENSES	855,974
NET INVESTMENT INCOME	861,267

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	6,184,567
Net change in unrealized appreciation on investments	1,650,897

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,835,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,696,731

*	Includes withholding tax of $9,940.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment income	$861,267	$1,011,727
Net realized gain from investments	6,184,567	2,963,651
Net change in unrealized appreciation on investments	1,650,897	4,528,800
Net increase in net assets resulting from operations	8,696,731	8,504,178

DISTRIBUTIONS TO SHAREHOLDERS
Advisor Class	(6,395,831)	(3,805,710)
Net decrease in net assets from distributions to shareholders	(6,395,831)	(3,805,710)

FROM SHARES OF BENEFICIAL INTEREST
Advisor Class:
Proceeds from shares sold	228,926	300,354
Net asset value of shares issued in reinvestment of distributions	6,324,874	3,713,244
Payments for shares redeemed	(8,664,586)	(6,237,058)
Redemption fee proceeds	104	34
Net decrease in net assets from shares of beneficial interest	(2,110,682)	(2,223,426)

TOTAL INCREASE IN NET ASSETS	190,218	2,475,042

NET ASSETS
Beginning of Year	67,084,883	64,609,841
End of Year	$67,275,101	$67,084,883

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	8,514	12,516
Shares reinvested	233,822	158,347
Shares redeemed	(319,543)	(259,466)
Net decrease in shares of beneficial interest outstanding	(77,207)	(88,603)

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Advisor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$24.92	$23.23	$29.12	$24.92	$24.24
Activity from investment operations:
Net investment income (1)	0.34	0.38	0.37	0.24	0.46
Net realized and unrealized gain/(loss) on investments	3.12	2.80	(4. 26)	5.95	2.01
Total from investment operations	3.46	3.18	(3.89)	6.19	2.47
Less distributions from:
Net investment income	(0.37)	(0.40)	(0.35)	(0.26)	(0.50)
Net realized gain on investments	(2.29)	(1.09)	(1.65)	(1.73)	(1.29)
Total distributions	(2.66)	(1.49)	(2.00)	(1.99)	(1.79)
Paid in capital from redemption fees (1)(4)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$25.72	$24.92	$23.23	$29.12	$24.92
Total return (2)	13.34%	14.06%	(13.49)%	24.98%	10.24%
Net assets, at end of year (000s)	$67,275	$67,085	$64,610 (5)	$6,421	$5,316
Ratio of gross expenses to average net assets (3)	1.47%	1.47%	1.38%	1.42%	1.43%
Ratio of net expenses to average net assets	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	1.25%	1.58%	1.45%	0.83%	2.09%
Portfolio turnover rate	1.65%	1.59%	2.67%	5.10%	3.72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Reflects increase in net assets due to the conversion of Investor Class Shares to Advisor Class Shares on April 7, 2022.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024

NOTE 1 – ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Advisor Class commenced operations on April 30, 2006. Advisor Class Shares are offered at net asset value without the imposition of any sales charge. Effective at the close of business on April 7, 2022, all outstanding Investor Class shares of the Fund were converted to Advisor Class shares of the Fund and Investor Class shares of the Fund were no longer offered for sale to new investors. Investor Class shares had commenced operations on January 2, 1998.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Operating Segments- The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

B.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

C.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021, to December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024 (Continued)

D.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

E.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the year ended December 31, 2024, the Al Frank Fund assessed $104 in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 – SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security -specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024 (Continued)

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$5,136,171	$—	$—	$5,136,171
Consumer Discretionary	3,218,165	—	—	3,218,165
Consumer Staples	3,218,886	—	—	3,218,886
Energy	3,464,940	—	—	3,464,940
Financials	12,667,440	—	—	12,667,440
Health Care	7,117,077	—	—	7,117,077
Industrials	8,969,499	—	—	8,969,499
Information Technology	16,038,600	—	—	16,038,600
Materials	2,407,769	—	—	2,407,769
Real Estate	2,595,365	—	—	2,595,365
Utilities	847,700	—	—	847,700
Total Common Stocks	65,681,612	—	—	65,681,612
Short-Term Investment
Money Market Fund	1,595,384	—	—	1,595,384
Total Short-Term Investment	1,595,384	—	—	1,595,384
Total Investments	$67,276,996	$—	$—	$67,276,996

There were no Level 3 securities held in the Fund during the year ended December 31, 2024.

NOTE 4 – INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC serves as the Fund’s investment adviser (the “Adviser”) . Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the year ended December 31, 2024, the Adviser earned $690,299 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended December 31, 2024, the Adviser waived its fees in the amount of $159,025.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2025	12/31/2026	12/31/2027
$129,083	$146,969	$159,025

During the year ended December 31, 2024, $146,546 of previously waived fees expired unrecouped.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024 (Continued)

Distributor – The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund did not pay any fees for distribution related services.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $1,113,502 and $8,743,547 respectively.

NOTE 6 – AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$31,727,369

Unrealized Appreciation	$37,216,682
Unrealized Depreciation	(1,667,055)
Tax Net Unrealized Appreciation	$35,549,627

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$864,881	$1,011,727
Long-Term Capital Gain	5,530,950	2,793,983
	$6,395,831	$3,805,710

As of December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed		Capital Loss	Other		Total
Ordinary	Long-Term	Post	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	October Loss	Forwards	Differences	Appreciation	Earnings
$3,030	$660,761	$—	$—	$—	$35,549,627	$36,213,418

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at December 31, 2024 (Continued)

During the fiscal period ended December 31, 2024, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$360,939	$(360,939)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab and Co. held approximately 34.08% of the voting securities of the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Al Frank Fund and

Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Al Frank Fund (the “Fund”), a series of the Northern Lights Fund Trust II, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 25, 2025

Al Frank Fund
ADDITIONAL INFORMATION at December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Advisor
Kovitz Investment Group Partners, LLC
71 S Wacker Dr., Suite 1860
Chicago, IL 60606
alfrankfunds.com

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/5/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	3/5/24